CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest capitalized	$ 5,375,000	$ 3,390,000
Tax liability paid to AIG	0	2,000,000
Customer deposits forfeited and recognized in income	14,604,000
Flight equipment reclassified to Net investment in finance and sales-type leases	12,738,000
Accrued interest and other payables applied to Acquisition of flight equipment to reflect the fair value of an aircraft purchased under an asset value guarantee	6,486,000
Deposits on flight equipment purchases applied to Acquisition of flight equipment		36,532,000
Flight equipment reclassified		81,322,000
Flight equipment reclassified to Lease receivables and other assets	8,196,000	80,801,000
Flight equipment reclassified, amount charged to income		521,000
Flight equipment classified as Net investment in finance and sales-type leases reclassified to Flight equipment		20,819,000
Security deposits, deferred overhaul rentals and other customer deposits reclassified to Accrued interest and other payables to reflect rents received in advance		$ 10,176,000